Fair Value Measurements - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 20c)	$ 515,561	$ 392,155	$ 213,775	$ 75,918
Obligation related to EU ETS - Current liability	(6,588)	0
Obligations related to finance leases, including current portion (note 12)	0	(139,599)
Operating lease right-of-use assets (notes 10 and 15)	52,162	76,314
Accrued Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligation related to EU ETS - Current liability	(6,600)
Obligation related to EU ETS - Accrual	700
Reported Value Measurement | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to finance leases, including current portion (note 12)	0	(139,599)
Reported Value Measurement | Level 2 | Related Party
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other Receivable, after Allowance for Credit Loss, Noncurrent	380	2,880
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 20c)	515,561	392,155
Marketable Securities	22,442
Obligation related to EU ETS - Current liability	(6,588)
Reported Value Measurement | Fair Value, Nonrecurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating lease right-of-use assets (notes 10 and 15)	11,735
Fair Value Asset/(Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to finance leases, including current portion (note 12)	0	(143,968)
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 20c)	515,561	$ 392,155
Marketable Securities	22,442
Obligation related to EU ETS - Current liability	(6,588)
Fair Value Asset/(Liability) | Fair Value, Nonrecurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating lease right-of-use assets (notes 10 and 15)	$ 11,735